Giggles N' Hugs, Inc. - Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash	$ 913,498	$ 769
Total current assets	913,498	769
Accrued interest receivable - related party	17,663
Notes receivable	52,600
Notes receivable - related party	998,127
Total assets	1,981,888	769
Current liabilities:
Accounts payable	28,112	58,210
Note payable - related party	85,005	21,515
Total current liabilities	113,117	79,725
Stockholders' Equity
Common stock, $0.001 par value, 1,125,000,000 shares authorized, 52,169,929 and 51,607,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	52,170	51,608
Additional paid-in capital	2,002,155	34,217
Subscription receivable
Stock Payable
Deficit accumulated during development stage	(220,554)	(164,781)
Total stockholders' equity (deficit)	1,868,771	(78,956)
Total liabilities and stockholders' equity (deficit)	$ 1,981,888	$ 769